Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2020
Shareholders' Equity [Abstract]
Summary Of Stock Option Activity

	Outstanding Options
	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2020	3,495,601	$0.46
Options granted	492,580	0.28
Options cancelled/expired	(395,268)	0.55
Balance at June 30, 2020	3,592,913	$0.43
Exercisable, June 30, 2020	2,888,455	$0.44
Vested and expected to vest	3,435,921	$0.43

Summary Of Restricted Stock Activity

	Restricted Shares	Weighted-Average Grant Date Fair Value	Weighted-Average Contractual Life
Non-vested restricted stock at January 1, 2020	149,824	$0.33	9.1
Vested	(119,520)	0.25	—
Non-vested restricted stock at June 30, 2020	30,304	$0.66	9.1

Summary Of Stock-Based Compensation Expense

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Type of awards:
Stock options	$27	$23	$63	$55
Restricted stock	5	3	10	34
	$32	$26	$73	$89

Income statement account:
Selling and marketing	$7	10	$16	$25
General and administrative	25	16	57	64
	$32	$26	$73	$89

Summary Of Weighted-Average Assumptions

	Six months ended June 30,
	2020		2019
Expected dividend yield	—		—
Expected stock price volatility	73.4%		65.4%
Risk-free interest rate	1.4%		2.6%
Expected term (in years)	5.6	years	6.0	years
Weighted-average grant date fair-value	$0.18		$0.17